Financial risk management - Summary of Gross Carrying Amount of Trade Receivables and the Valuation Adjustments Developed (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Gross Carrying Amount Of Trade Receivables And The Valuation Adjustments [Line Items]
Receivable, Beginning	€ 101.9
Receivable, Ending	93.3	€ 101.9
Value adjustment, Beginning	(4.6)	(4.2)
Business combinations, Value adjustment		0.0
Additions, Value adjustment		(1.0)
Utilization, Value adjustment		0.5
Cancellations, Value adjustment		0.2
Exchange rate differences, Value adjustment		0.0
Value adjustment, Ending		(4.6)
Trade receivables
Disclosure Of Gross Carrying Amount Of Trade Receivables And The Valuation Adjustments [Line Items]
Receivable, Beginning	30.8	25.8
Business combinations	1.0	0.1
Additions	26.6	27.5
Payments	(26.8)	(21.7)
Written-off receivables	(1.0)	(0.9)
Exchange rate differences	0.1	0.0
Receivable, Ending	30.7	30.8
Value adjustment, Beginning	(4.6)
Business combinations, Value adjustment	(0.1)
Additions, Value adjustment	(1.3)
Utilization, Value adjustment	0.1
Cancellations, Value adjustment	0.2
Exchange rate differences, Value adjustment	0.0
Value adjustment, Ending	€ (5.6)	€ (4.6)